Share-Based Compensation Expenses (Tables)	9 Months Ended
Sep. 30, 2012
Total Share-Based Compensation Cost Recognized

Total share-based compensation expenses recognized for the periods ended September 30, 2011 and 2012 have been reported in the following accounts:

	For the nine months ended
	September 30, 2011	September 30, 2012	September 30, 2012
	RMB	RMB	US$
Cost of revenues	5,359	5,741	913
Selling, general and administrative expenses	35,899	50,088	7,970
Research and development expenses	64,129	89,914	14,307

	105,387	145,743	23,190